Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	WALL STREET FUND, INC.
Central Index Key	0000104300
Amendment Flag	false
Document Creation Date	Apr. 30, 2014
Document Effective Date	Apr. 30, 2014
Prospectus Date	Apr. 30, 2014
WALL STREET FUND INC | Wall Street Fund
Risk/Return:
Trading Symbol	WALLX